LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

NOTE 5 - LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2020	2019
Severance-pay funds	$10,472	$11,860
Long-term bank deposits	12,500	12,500
Investments in privately- held companies	17,727	15,725
	$40,699	$40,085